CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Unearned Employee Stock Ownership Plan (E S O P) [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2009	$ 86	$ 36,223	$ 32,074	$ (2,557)	$ (7,379)	$ 91	$ 58,538
SAB108 adjustment for additional ESOP compensation		26	(123)	197	0	0	100
Net income	0	0	401	0	0	0	401
Allocation of ESOP shares	0	185	0	0	0	0	185
Amortization expense of stock benefit plans	0	74	0	191	0	0	265
Compensation expense related to vesting stock options	0	115	0	0	0	0	115
Acquisition of shares for Treasury	0	0	0	0	(573)	0	(573)
Unrealized gains (losses) on securities available for sale, net of related tax effects	0	0	0	0	0	(87)	(87)
Cash dividends of $0.40 per common share	0	0	(1,136)	0	0	0	(1,136)
Balance at Jun. 30, 2010	86	36,623	31,216	(2,169)	(7,952)	4	57,808
Net income	0	0	1,756	0	0	0	1,756
Allocation of ESOP shares	0	(15)	0	180	0	0	165
Amortization expense of stock benefit plans	0	242	0	0	0	0	242
Compensation expense related to vesting stock options	0	57	0	0	0	0	57
Acquisition of shares for Treasury	0	0	0	0	(218)	0	(218)
Unrealized gains (losses) on securities available for sale, net of related tax effects	0	0	0	0	0	(1)	(1)
Cash dividends of $0.40 per common share	0	0	(1,112)	0	0	0	(1,112)
Balance at Jun. 30, 2011	$ 86	$ 36,907	$ 31,860	$ (1,989)	$ (8,170)	$ 3	$ 58,697